Net earnings per share (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Amount attributable to the Company's shareholders:
Income from continuing operations, net of tax	$ 69,452,967	420,447,426	570,864,921	1,005,977,648
(Loss) / income from discontinued operations, net of tax	20,147,382	121,966,207	(30,214,733)	(21,991,233)
Net income	$ 89,600,349	542,413,633	540,650,188	983,986,415
Denominator:
Weighted-average number of ordinary shares outstanding, basic (in shares)	243,958,465	243,958,465	239,119,233	243,765,093
Effect of dilutive share options (in shares)	3,754,433	3,754,433	3,376,427	11,615,234
Weighted-average number of ordinary shares outstanding, diluted (in shares)	247,712,898	247,712,898	242,495,660	255,380,327
Net earnings per ordinary share , basic
Continuing operations (in dollars per share)	$ 0.28	1.72	2.39	4.13
Discontinued operations (in dollars per share)	$ 0.08	0.50	(0.13)	(0.09)
Total earnings per share, basic (in dollars per share)	$ 0.36	2.22	2.26	4.04
Net earnings per ordinary share, diluted
Continuing operations (in dollars per share)	$ 0.28	1.70	2.35	3.94
Discontinued operations (in dollars per share)	$ 0.08	0.49	(0.12)	(0.09)
Total earnings per share, diluted (in dollars per share)	$ 0.36	2.19	2.23	3.85